Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DELAWARE GROUP EQUITY FUNDS II
Entity Central Index Key	0000027574
Document Period End Date	May 31, 2024
C000006333 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Value® Fund
Class Name	Class A
Trading Symbol	DDVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Delaware Value® Fund (Fund) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	0.99%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Net Assets	$ 3,697,023,591
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 11,016,908
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$3,697,023,591
Total number of portfolio holdings	33
Total advisory fees paid	$11,016,908
Portfolio turnover rate	20%

Holdings [Text Block]
Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	18.20%
Healthcare	16.82%
Information Technology	14.98%
Industrials	9.80%
Consumer Discretionary	9.04%
Consumer Staples	8.65%
Energy	6.15%
Communication Services	5.98%
Materials	3.30%
Real Estate	3.13%
Utilities	3.13%

Top 10 equity holdings
Honeywell International	3.32%
TJX	3.31%
Dover	3.31%
DuPont de Nemours	3.30%
Fidelity National Information Services	3.23%
Merck & Co.	3.21%
Travelers	3.20%
Motorola Solutions	3.20%
American International Group	3.19%
Cisco Systems	3.19%

Largest Holdings [Text Block]
Top 10 equity holdings
Honeywell International	3.32%
TJX	3.31%
Dover	3.31%
DuPont de Nemours	3.30%
Fidelity National Information Services	3.23%
Merck & Co.	3.21%
Travelers	3.20%
Motorola Solutions	3.20%
American International Group	3.19%
Cisco Systems	3.19%

C000006335 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Value® Fund
Class Name	Class C
Trading Symbol	DDVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Delaware Value® Fund (Fund) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.74%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.74%
Net Assets	$ 3,697,023,591
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 11,016,908
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$3,697,023,591
Total number of portfolio holdings	33
Total advisory fees paid	$11,016,908
Portfolio turnover rate	20%

Holdings [Text Block]
Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	18.20%
Healthcare	16.82%
Information Technology	14.98%
Industrials	9.80%
Consumer Discretionary	9.04%
Consumer Staples	8.65%
Energy	6.15%
Communication Services	5.98%
Materials	3.30%
Real Estate	3.13%
Utilities	3.13%

Top 10 equity holdings
Honeywell International	3.32%
TJX	3.31%
Dover	3.31%
DuPont de Nemours	3.30%
Fidelity National Information Services	3.23%
Merck & Co.	3.21%
Travelers	3.20%
Motorola Solutions	3.20%
American International Group	3.19%
Cisco Systems	3.19%

Largest Holdings [Text Block]
Top 10 equity holdings
Honeywell International	3.32%
TJX	3.31%
Dover	3.31%
DuPont de Nemours	3.30%
Fidelity National Information Services	3.23%
Merck & Co.	3.21%
Travelers	3.20%
Motorola Solutions	3.20%
American International Group	3.19%
Cisco Systems	3.19%

C000031061 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Value® Fund
Class Name	Class R
Trading Symbol	DDVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Delaware Value® Fund (Fund) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$65	1.24%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.24%
Net Assets	$ 3,697,023,591
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 11,016,908
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$3,697,023,591
Total number of portfolio holdings	33
Total advisory fees paid	$11,016,908
Portfolio turnover rate	20%

Holdings [Text Block]
Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	18.20%
Healthcare	16.82%
Information Technology	14.98%
Industrials	9.80%
Consumer Discretionary	9.04%
Consumer Staples	8.65%
Energy	6.15%
Communication Services	5.98%
Materials	3.30%
Real Estate	3.13%
Utilities	3.13%

Top 10 equity holdings
Honeywell International	3.32%
TJX	3.31%
Dover	3.31%
DuPont de Nemours	3.30%
Fidelity National Information Services	3.23%
Merck & Co.	3.21%
Travelers	3.20%
Motorola Solutions	3.20%
American International Group	3.19%
Cisco Systems	3.19%

Largest Holdings [Text Block]
Top 10 equity holdings
Honeywell International	3.32%
TJX	3.31%
Dover	3.31%
DuPont de Nemours	3.30%
Fidelity National Information Services	3.23%
Merck & Co.	3.21%
Travelers	3.20%
Motorola Solutions	3.20%
American International Group	3.19%
Cisco Systems	3.19%

C000006336 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Value® Fund
Class Name	Institutional Class
Trading Symbol	DDVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Delaware Value® Fund (Fund) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Net Assets	$ 3,697,023,591
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 11,016,908
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$3,697,023,591
Total number of portfolio holdings	33
Total advisory fees paid	$11,016,908
Portfolio turnover rate	20%

Holdings [Text Block]
Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	18.20%
Healthcare	16.82%
Information Technology	14.98%
Industrials	9.80%
Consumer Discretionary	9.04%
Consumer Staples	8.65%
Energy	6.15%
Communication Services	5.98%
Materials	3.30%
Real Estate	3.13%
Utilities	3.13%

Top 10 equity holdings
Honeywell International	3.32%
TJX	3.31%
Dover	3.31%
DuPont de Nemours	3.30%
Fidelity National Information Services	3.23%
Merck & Co.	3.21%
Travelers	3.20%
Motorola Solutions	3.20%
American International Group	3.19%
Cisco Systems	3.19%

Largest Holdings [Text Block]
Top 10 equity holdings
Honeywell International	3.32%
TJX	3.31%
Dover	3.31%
DuPont de Nemours	3.30%
Fidelity National Information Services	3.23%
Merck & Co.	3.21%
Travelers	3.20%
Motorola Solutions	3.20%
American International Group	3.19%
Cisco Systems	3.19%

C000171459 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Value® Fund
Class Name	Class R6
Trading Symbol	DDZRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Delaware Value® Fund (Fund) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$33	0.63%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
Net Assets	$ 3,697,023,591
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 11,016,908
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$3,697,023,591
Total number of portfolio holdings	33
Total advisory fees paid	$11,016,908
Portfolio turnover rate	20%

Holdings [Text Block]
Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	18.20%
Healthcare	16.82%
Information Technology	14.98%
Industrials	9.80%
Consumer Discretionary	9.04%
Consumer Staples	8.65%
Energy	6.15%
Communication Services	5.98%
Materials	3.30%
Real Estate	3.13%
Utilities	3.13%

Top 10 equity holdings
Honeywell International	3.32%
TJX	3.31%
Dover	3.31%
DuPont de Nemours	3.30%
Fidelity National Information Services	3.23%
Merck & Co.	3.21%
Travelers	3.20%
Motorola Solutions	3.20%
American International Group	3.19%
Cisco Systems	3.19%

Largest Holdings [Text Block]
Top 10 equity holdings
Honeywell International	3.32%
TJX	3.31%
Dover	3.31%
DuPont de Nemours	3.30%
Fidelity National Information Services	3.23%
Merck & Co.	3.21%
Travelers	3.20%
Motorola Solutions	3.20%
American International Group	3.19%
Cisco Systems	3.19%